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                                                Rule 497(e)
                                                File No. 33-58504





                          AIG LIFE INSURANCE COMPANY
                              VARIABLE ACCOUNT I
                             PROSPECTUS SUPPLEMENT
                                August 15, 1997

       Supplement to the Individual Deferred Variable Annuity Contracts
                         Prospectus dated May 1, 1997


 . The following language is added to the end of the first paragraph under the "Summary of Expenses" table:

The table does not reflect the charges applicable to certain death benefit options offered under the Contracts. (See "Charges and Deductions - Deduction for Equity Assurance Plan" on page ___; "Charges and Deductions - Deduction for Annual Ratchet Plan" on page ___; "Charges and Deductions - Deduction for Accidental Death Benefit" on page ___; "Death Benefit" on page ___.)


 . The section "Deduction for Accidental Death Benefit" is deleted and the following three paragraphs are substituted:

Deduction for Equity Assurance Plan

If the Owner has elected the Equity Assurance Plan, the Company deducts for each Valuation Period an Equity Assurance Plan Charge equal on an annual basis to .07% of the average daily net asset value of the Variable Account for Owners attained age 0-59 and .20% of the average daily net asset value of the Variable Account for Owners attained age 60-85.

Deduction for Annual Ratchet Plan

If the Owner has elected the Annual Ratchet Plan, the Company deducts for each Valuation Period an Annual Ratchet Plan Charge equal on an annual basis to
 .10% of the average daily net asset value of the Variable Account.

Deduction for Accidental Death Benefit

If the Owner has elected the Accidental Death Benefit, the Company deducts for each Valuation Period an Accidental Death Benefit Charge equal on an annual basis to .05% of the average daily net asset value of the Variable Account.


 . The section "DEATH BENEFIT" is deleted and the following language is substituted:

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                                 DEATH BENEFIT

Prior to the Annuity Date

In the event of an Owner s death prior to the Annuity Date, a death benefit is payable to the Beneficiary. The value of the death benefit will be determined as of the date We receive proof of death in a form acceptable to Us. If there has been a change of Owner, the death benefit will equal the Contract Value. Otherwise, the death benefit will be calculated in accordance with the terms of one or more of the options described below, as designated by the Owner at the time of application.

Option I  -  Traditional Death Benefit

Under the Traditional Death Benefit, We will pay a death benefit equal to the greatest of:

1. the total of all Premium, reduced proportionately by withdrawals and surrenders;

2.      the Contract Value; or

3. t h e greatest of the Contract Value at the seventh Contract Anniversary if attained prior to Owner's attained age 76 or at the Contract Anniversary every seven years thereafter, plus any Premium paid and less any surrenders subsequent to that Contract Anniversary.

The Traditional Death Benefit will be in effect if:

1.      the Owner designates this option on the Application; or

2.      no method of settlement has been selected by the Owner.

Option II  -  Equity Assurance Plan

If at the time of application, the Owner has selected a death benefit under the terms of the Equity Assurance Plan, We will pay a death benefit equal to the greatest of:

1.      the Contract Value;

2.      the total of all Premiums paid less surrenders;

3. t h e greatest of the Contract Value at the seventh Contract Anniversary if attained prior to Owner's attained age 76 or at the Contract Anniversary every seven years thereafter, plus any Premium paid and less any surrenders subsequent to that Contract Anniversary; or

4.      the   total of all Premiums paid accumulated at the compound interest rate  and  for the number of years shown below based on the number of


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        complete  years  each Premium (less any surrenders) has been invested prior to the date of death, as described below:

   a) 0% per annum if death occurs during the 1st through 24th month from the date of Premium payment;

   b) 2% per annum if death occurs during the 25th through 48th month from the date of Premium payment;

   c) 4% per annum if death occurs during the 49th through 72nd month from the date of Premium payment;

   d) 6% per annum if death occurs during the 73rd through 96th month from the date of Premium payment;

   e) 8% per annum if death occurs during the 97th through 120th month from the date of Premium payment;

   f) 10% for 10 years if death occurs after the Premium (less any surrenders) has been invested for 120 months.

The Company deducts for each Valuation Period a daily charge for the Equity Assurance Plan which is equal on an annual basis to .07% of the average daily net asset value of the Variable Account for Owners attained age 0-59 and
 .20%of the average daily net asset value of the Variable Account for Owners attained age 60-85.

Upon the Owner s 75th birthday, the accumulated value of all Premiums determined in item 4 above will be fixed and, thereafter, will be equal to its value on such date plus Premiums paid subsequent to that date less surrenders subsequent to that date.

Upon an Owner s 85th birthday, the greatest Contract Value on any seventh Contract Anniversary determined in item 3 above will be fixed and, thereafter, will be equal to its value on such date plus Premiums paid subsequent to that day less surrenders subsequent to that date.

The Equity Assurance Plan will be in effect if:

1.      the Owner designates this option on the Application; and

2.      the Equity Assurance Plan charge is shown on the Contract Schedule.

The Equity Assurance Plan will cease to be in effect upon receipt by the Company of a written request by the Owner to discontinue this option.

Option III  -  Annual Ratchet Plan

If at the time of application, the Owner has selected a death benefit under the terms of the Annual Ratchet Plan, We will pay a death benefit equal to the greatest of:


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1.      the total of all Premiums paid, less surrenders;

2.      the Contract Value; or

3. the greatest Contract Value at any Contract Anniversary reduced p r oportionally by any surrenders subsequent to that Contract
        Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any Premium paid subsequent to that Contract Anniversary.

The Company deducts for each Valuation Period a daily charge for the Annual Ratchet Plan which is equal on an annual basis to .10% of the average daily net asset value of the Variable Account.

The Annual Ratchet Plan will be in effect if:

1.      the Owner designates this option on the Application; and

2.      the Annual Ratchet Plan charge is shown on the Contract Schedule.

The Annual Ratchet Plan will cease to be in effect upon receipt by the Company of a written request by the Owner to discontinue this option.

Option IV  -  Accidental Death Benefit

If at the time of application, the Owner has selected the Accidental Death Benefit, We will pay a death benefit equal to the lesser of:

1.      the Contract Value as of the date the death benefit is determined; or

2.      $250,000.

The Company deducts for each Valuation Period a daily charge for the Accidental Death Benefit which is equal on an annual basis to .05% of the average daily net asset value of the Variable Account.

The Accidental Death Benefit is payable if the death of the primary Owner occurs prior to the Contract Anniversary next following his/her 75th birthday as a result of an injury. The death must also occur before the Annuity Date and within 365 days of the date of the accident which caused the injury.

The Accidental Death Benefit will not be paid for any death caused by or resulting in whole or in part from the following:

1.      suicide or attempted suicide while sane or insane;

2.      intentionally self-inflicted injuries;

3. sickness, disease or bacterial infection of any kind, except pyogenic infections which occur as a result of an injury or bacterial infection which results from the accidental ingestion of contaminated substances;

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4.      injury sustained as a consequence of riding in, including boarding or alighting from, any vehicle or device used for aerial navigation, except if the Owner is a passenger on any aircraft licensed for the transportation of passengers;

5.      declared or undeclared war or any act thereof; or

6.      service in the military, naval or air service of any country.

The Accidental Death Benefit will be in effect if:

1.      the Owner designates this option on the Application; and

2.      the  Accidental  Death  Benefit  charge  is  shown  on  the  Contract
        Schedule.

The Accidental Death Benefit will cease to be in effect upon receipt by the Company of a written request by the Owner to discontinue this option.

Payment to Beneficiary

Beneficiaries under the Traditional Death Benefit, the Equity Assurance Plan, the Annual Ratchet Plan and the Accidental Death Benefit described above may elect the death benefit to be paid as follows:

1. payment of the entire death benefit within 5 years of the date of the Owner's death;

2.      payment   over  the  lifetime  of  the  designated  Beneficiary  with distribution beginning within 1 year of the date of death of the Owner; or

3. if the designated Beneficiary is Your spouse, he/she can continue the Contract in his/her own name.

If no payment option is elected, a single sum settlement will be made at the end of the sixty (60) day period following receipt of proof of death. Upon payment of a death benefit, the Contract will end.

After the Annuity Date

If the Owner is a person other than the Annuitant, and if the Owner's death occurs on or after the Annuity Date, no death benefit will be payable under the Contract, except that any guaranteed payments remaining unpaid will continue to be paid to the Annuitant pursuant to the Annuity Option in force at the date of the Owner's death. If the Owner is not an individual, the Annuitant shall be treated as the Owner and any change of such named Annuitant, will be treated as if the Owner died.





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Death of the Annuitant

If the Annuitant is a person other than the Owner, and if the Annuitant dies before the Annuity Date, a new Annuitant may be named by the Owner. If no new Annuitant is named within sixty (60) days of Our receipt of proof of the
Annuitant s death, the Owner will be deemed the new Annuitant. If an Annuitant dies after the Annuity Date, the remaining payments, if any, will be as specified in the Annuity Option elected. We will require proof of the Annuitant s death. Death benefits, if any, will be paid to the designated Beneficiary at least as rapidly as under the method of distribution in effect at the Annuitant s death.










































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